UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2010


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2010





[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA MANAGED ALLOCATION FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA MANAGED ALLOCATION FUND
       NOVEMBER 30, 2010

 ===============================================

================================================================================

================================================================================

FUND OBJECTIVE

SEEK TO MAXIMIZE TOTAL RETURN, CONSISTING PRIMARILY OF CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal strategy is to invest primarily in U.S. and/or foreign equity securities and fixed-income securities through investments in shares of other investment companies, including exchange-traded funds (ETFs), and real estate securities, including real estate investment trusts (REITs). The Fund may at times invest directly in U.S. and/or foreign equity securities and fixed-income securities as well as futures contracts and hedge funds.*

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

* The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program, or other persons or legal entities that the Fund may approve from time to time.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        12

    Financial Statements                                                     13

    Notes to Financial Statements                                            16

EXPENSE EXAMPLE                                                              25

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"I EXPECT THE ECONOMY TO CONTINUE                  [PHOTO OF DANIEL S. McNAMARA]
ITS SLOW, LOW-GROWTH RECOVERY"

--------------------------------------------------------------------------------

NOVEMBER 2010

The six-month reporting period was eventful and unquestionably tumultuous. But despite the ups and downs, economic and market conditions improved.

When the period began in June, investors were grappling with a host of worries -- Greece's debt crisis, regulatory changes related to the health care, financial and energy industries, the May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico. Concern about the sustainability of the economic recovery also dampened investor sentiment as it became apparent that previous economic growth had been the result of government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, not self-sustaining private sector demand. Job growth also failed to materialize and unemployment remained high. However, inflation was muted, giving the Federal Reserve (the Fed) the latitude to keep short-term rates low in a range between zero and 0.25%.

By summer, some of these uncertainties had been resolved. Congress passed financial and health care legislation. The turmoil in Europe abated as the European Union bailed out Greece, and the stress tests on European banks suggested, perhaps prematurely, that they were stronger than previously believed. Corporate earnings, driven by surprisingly strong revenue growth, were better than expected. The Fed also telegraphed its intention to resume quantitative easing (QE2) in support of the U.S. economy. This suggested that short-term and overnight interest rates would remain low for a prolonged period, perhaps between 12 and 18 months.

The reduced uncertainty sparked a strong, broad-based rally across multiple asset classes, including U.S. and international equities, the emerging markets, fixed income, and precious metals and minerals. The rally continued as the Fed provided the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Meanwhile, the mid-term elections turned out as many had anticipated with the Republicans taking control of the House of

================================================================================

2  | USAA MANAGED ALLOCATION FUND

================================================================================

Representatives and the Democrats holding their majority in the Senate. It was widely believed that at the end of the day the Bush tax cuts would be extended in a compromise that could include all taxpayers.

Although new geopolitical concerns emerged in November, the markets generally ignored the news and continued to rally. The dollar, which had declined in anticipation of renewed quantitative easing, rebounded in response to questions about Ireland's solvency and tensions between North and South Korea.

On a more positive note, third-quarter U.S. gross domestic product was revised upwards and retailers reported strong November sales in advance of the holiday season, suggesting to some observers that the U.S. economic recovery could be gaining momentum despite persistently high unemployment. However, I expect the economy to continue its slow, low-growth recovery. Furthermore, given that bond yields are near historic lows, I think bond investors anticipate a prolonged period of low interest rates.

Under the circumstances, investors would be well-advised to be mindful of their time horizons and resist the temptation to stretch their risk tolerance in pursuit of higher returns. They should remain disciplined and stick to their investment plans. If you would like to revisit or refine YOUR plan, please call 800-531-8722 and speak to one of USAA's dedicated service representatives. They stand ready to help you -- free of charge.

Rest assured we will continue doing all we can to help you achieve your long-term financial goals. At USAA Investment Management Company, we have some of the finest investment professionals in the industry managing your assets. Thank you once again for the opportunity to serve your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

As interest rates rise, existing bond prices fall.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company       MARK W. JOHNSON, CFA
    JOHN P. TOOHEY, CFA                  DAN DENBOW, CFA
    WASIF A. LATIF                       Global Real Estate Securities and ETFs
    U.S. and International Stocks
    (Exchange-Traded Funds (ETFs))
    R. MATTHEW FREUND, CFA
    ARNOLD J. ESPE, CFA
    Bonds and Money Market Instruments

--------------------------------------------------------------------------------

o HOW DID THE USAA MANAGED ALLOCATION STRATEGY (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    During the six-month period ended November 30, 2010, the Fund had a return of 8.78%. The Fund began operations on February 1, 2010. From its inception date through the end of the reporting period, it had a total return of 10.30%.

o   WHY DID USAA START THIS FUND, AND HOW DOES IT INVEST?

    USAA Investment Management Company offers a variety of managed portfolios, each of which operates under a strategic asset allocation based on investor risk tolerance and time horizon.

    Depending on our changing views on market opportunities and risks, we apply tactical asset allocation, overweighting or underweighting the various asset classes within each managed portfolio compared to its strategic allocation.

    Refer to page 9 for benchmark definitions.

    Past performance is no guarantee of future results.

================================================================================

4  | USAA MANAGED ALLOCATION FUND

================================================================================

    We added the Managed Allocation Fund to USAA's Strategic Fund Adviser (SFA) to allow for more flexibility in implementing our tactical asset allocation shifts. By using the Managed Allocation Fund, we can make allocation moves more quickly and with less disruption to the other underlying funds in the rest of the portfolio. The Fund primarily uses exchange-traded funds, or ETFs, to implement the asset allocation views. ETFs are highly-liquid vehicles that allow us to apply our tactical asset allocation decisions quickly and efficiently.

o   WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

    The Fund invested in ETFs that helped the overall SFA portfolios achieve their tactical allocation positions.

    One of the Fund's largest positions was in the iShares Barclays Aggregate Bond Fund, which we use to establish our fixed income allocation. The ETF gained 3.26% during the six-month reporting period, reflecting the positive environment for bonds. Treasury prices rose -- as yields fell -- due to the ongoing concerns about U.S. economic growth. Despite a late sell-off, the yield on the 10-year note fell from 3.31% to 2.81% from May 31, 2010, through November 30, 2010. The relatively low yield on U.S. government issues sparked continued strength in other areas of the fixed-income market, most notably investment-grade corporate issues and high-yield bonds. Both sectors also were energized by corporations' cost reductions, rising cash positions, and improving balance sheets. Together, these factors helped underpin the solid gain in the Fund's position in the iShares bond ETF.

    During part of the reporting period, the Fund held two ETFs tied to the performance of the U.S. equity market: SPDR Trust Series 1, which tracks the performance of the S&P 500 Index (a measure of domestic large-cap stock performance), and the iShares Russell 2000 Index Fund, which tracks the performance of small-cap stocks. Both ETFs performed well during the reporting period, reflecting the environment of improving investor risk appetites, robust corporate earnings, and a supportive policy from the Federal Reserve (the Fed). Small-cap

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

    stocks outperformed their large-cap stock peers, with the iShares Russell 2000 Index Fund gaining 10.46% compared to a return of 9.44% for the S&P 500 ETF.

    Within the U.S. market, we hold a bias to large-cap stocks over small-cap stocks. Larger companies continue to offer stronger balance sheets, a greater exposure to foreign markets, and more attractive valuations compared to small-cap stocks. While small-cap stocks generally perform well coming out of a recession, we believe their valuations are now less attractive following a period of extremely strong outperformance.

    During part of the reporting period, we achieved exposure to international equities through positions in the iShares MSCI EAFE Index ETF, which tracks the performance of the developed markets overseas, and the Vanguard Emerging Market ETF. The emerging market ETF delivered a strong gain of 19.21%, outpacing the 14.24% return of the iShares MSCI EAFE Index ETF during the time each was held in the Fund. While developed-market equities were pressured by the re-emergence of the European debt crisis and the continued sluggishness of Japan's economy, emerging-markets stocks were supported by the robust growth trends in the world's developing nations.

    In the Fund's overseas allocation, we increased our weighting in emerging market equities during the reporting period. The emerging markets feature both better growth prospects and stronger financial health than markets in the industrialized world. Additionally, it is clear from recent events that Europe is not yet out of the woods. European countries with vastly different problems have to share a single monetary policy, which has emerged as a critical issue following the multi-year slowdown in global economic growth. Additionally, the European banking system is more highly leveraged than the U.S. banking system, and it holds significant amounts of the sovereign

    Exchange-traded funds (ETFs) are subject to risks similar to those of stocks. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost.

    The iShares MSCI EAFE Index ETF was sold out of the Fund prior to November 30, 2010.

================================================================================

6  | USAA MANAGED ALLOCATION FUND

================================================================================

    debt issued by economically-weak and highly-indebted eurozone countries. We would have a larger underweight to the developed markets, but on some valuation measures, Europe and Japan are more attractive than the United States.

o   WHAT IS YOUR OUTLOOK FOR THE FINANCIAL MARKETS?

    As has been the case throughout the past year, we continue to see a mixed picture as we survey the outlook for the financial markets. Encouragingly, U.S. bank credit has increased for three straight months. The manufacturing sector continues to expand and lead the economic recovery, and corporations' capital spending has picked up speed. However, unemployment remains high, small businesses are struggling, and the weak housing market continues to weigh on the economy. The most significant unknowns are the impact of quantitative easing, known as "QE2", initiated by the Fed and any compromise on fiscal stimulus, particularly taxes. While the Fed's policy has boosted market performance in recent months, its long-term impact on the real economy remains to be seen.

    U.S. corporate earnings have remained strong, as productivity gains have enabled non-financial profit margins to rise towards all-time highs. Going forward, we will be looking for sales growth and increased financial leverage to drive corporate earnings growth. We anticipate more modest earnings growth than the consenses, but still anticipate operating earnings increasing by about 10% over the next 12 months.

    Emerging-market growth has rebounded strongly, providing a positive underpinning for the world economy. However, globally accommodative monetary policies are beginning to create inflationary pressures in some emerging markets -- raising the potential that central banks may have to boost interest rates in order to rein in their overheating economies.

    Although this mixed picture could fuel increased market volatility in the months ahead, we believe our disciplined, diversified approach is well-suited to navigating a potentially challenging environment.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  7

================================================================================

INVESTMENT OVERVIEW

USAA MANAGED ALLOCATION FUND (Ticker Symbol: UMAFX)


--------------------------------------------------------------------------------
                                              11/30/10              5/31/10
--------------------------------------------------------------------------------

Net Assets                                 $348.3 Million        $281.8 Million
Net Asset Value Per Share                      $11.03                $10.14


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/10
--------------------------------------------------------------------------------
 5/31/10 to 11/30/10*                                   Since Inception 2/1/10**

        8.78%                                                   10.30%


--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------

                                0.92%
               (Includes acquired fund fees and expenses of .09%)


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA MANAGED ALLOCATION FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                      USAA MANAGED          BARCLAYS CAPITAL U.S.
                S&P 500 INDEX       ALLOCATION FUND         AGGREGATE BOND INDEX
01/31/10         $10,000.00           $10,000.00                $10,000.00
02/28/10          10,309.77            10,200.00                 10,037.34
03/31/10          10,931.91            10,420.00                 10,025.00
04/30/10          11,104.50            10,490.00                 10,129.36
05/31/10          10,217.80            10,140.00                 10,214.60
06/30/10           9,682.92             9,980.00                 10,374.78
07/31/10          10,361.33            10,600.00                 10,485.46
08/31/10           9,893.58            10,230.00                 10,620.38
09/30/10          10,776.53            11,100.00                 10,631.70
10/31/10          11,186.57            11,250.00                 10,669.56
11/30/10          11,188.00            11,030.00                 10,608.23

                                   [END CHART]

                     Data from 1/31/10 to 11/30/10.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Global Opportunities Fund to the following benchmarks:

o The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of the Government/Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Barclay's Capital U.S. Aggregate Bond Index and the S&P 500 Index is calculated from the end of the month, January 31, 2010, while the Fund's inception date is February 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW | 9

================================================================================

                        o ASSET ALLOCATION -- 11/30/2010* o

                         [PIE CHART OF ASSET ALLOCATION]

FIXED INCOME EXCHANGE-TRADED FUNDS                                         71.0%
EQUITY EXCHANGE-TRADED FUNDS                                               27.6%
MONEY MARKET INSTRUMENTS                                                    1.4%

                                   [END CHART]

* Pursuant to a Securities and Exchange Commission (SEC) exemptive order, the Fund may invest in an amount that exceeds the Fund's limitations as set forth in the Investment Company Act of 1940 that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on page 11.

================================================================================

10  | USAA MANAGED ALLOCATION FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2010 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES  SECURITY                                                                      (000)
----------------------------------------------------------------------------------------------
           EQUITY EXCHANGE-TRADED FUNDS (27.6%)
2,114,354  Vanguard Emerging Market ETF (cost: $87,148)                               $ 96,287
                                                                                      --------

           FIXED INCOME EXCHANGE-TRADED FUNDS (71.0%)
  570,222  iShares Barclays 7-10 Year Treasury Bond ETF                                 55,682
1,164,740  iShares iBoxx High Yield Corporate Bond ETF                                 103,650
  797,781  iShares iBoxx Investment Grade Corporate Bond ETF                            87,852
                                                                                      --------
           Total Fixed Income Exchange-Traded Funds (cost: $251,470)                   247,184
                                                                                      --------

           MONEY MARKET INSTRUMENTS (1.4%)

           MONEY MARKET FUNDS (1.4%)
4,751,260  State Street Institutional Liquid Reserve Fund, 0.20%(a) (cost: $4,751)       4,751
                                                                                      --------

           TOTAL INVESTMENTS (COST: $343,369)                                         $348,222
                                                                                      ========

---------------------------------------------------------------------------------------------------------
($ IN 000s)                                               VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                             (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                         QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                                     IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                            FOR IDENTICAL ASSETS              INPUTS          INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------
Equity Exchange-Traded Funds                  $ 96,287                  $-              $-       $ 96,287
Fixed Income Exchange-Traded Funds             247,184                   -               -        247,184
Money Market Instruments:
  Money Market Funds                             4,751                   -               -          4,751
---------------------------------------------------------------------------------------------------------
Total                                         $348,222                  $-              $-       $348,222
---------------------------------------------------------------------------------------------------------

For the period ended November 30, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 27.6% of net assets at November 30, 2010.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks or bonds designed to closely track a specific market index. iShares are traded on securities exchanges.

o   SPECIFIC NOTES

     (a) Rate represents the money market fund annualized seven-day yield at November 30, 2010.

See accompanying notes to financial statements.

================================================================================

12  | USAA MANAGED ALLOCATION FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $343,369)                       $348,222
  Receivables:
    Capital shares sold                                                                    502
    Interest                                                                                 1
                                                                                      --------
      Total assets                                                                     348,725
                                                                                      --------
LIABILITIES
  Payables:
    Capital shares redeemed                                                                143
   Accrued management fees                                                                 172
   Other accrued expenses and payables                                                      65
                                                                                      --------
      Total liabilities                                                                    380
                                                                                      --------
        Net assets applicable to capital shares outstanding                           $348,345
                                                                                      ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                     $328,338
  Accumulated undistributed net investment income                                        3,347
  Accumulated net realized gain on investments                                          11,807
  Net unrealized appreciation of investments                                             4,853
                                                                                      --------
      Net assets applicable to capital shares outstanding                             $348,345
                                                                                      ========
  Capital shares outstanding, unlimited number of shares authorized, no par value       31,593
                                                                                      ========
  Net asset value, redemption price, and offering price per share                     $  11.03
                                                                                      ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                                           $  3,725
  Interest                                                                                   2
                                                                                      --------
      Total income                                                                       3,727
                                                                                      --------
EXPENSES
  Management fees                                                                          943
  Administration and servicing fees                                                         79
  Transfer agent's fees                                                                     79
  Custody and accounting fees                                                               24
  Postage                                                                                    8
  Shareholder reporting fees                                                                13
  Trustees' fees                                                                             5
  Registration fees                                                                          2
  Professional fees                                                                         52
  Other                                                                                      9
                                                                                      --------
      Total expenses                                                                     1,214
                                                                                      --------
NET INVESTMENT INCOME                                                                    2,513
                                                                                      --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                                     11,907
  Change in net unrealized appreciation/depreciation                                    10,675
                                                                                      --------
      Net realized and unrealized gain                                                  22,582
                                                                                      --------
  Increase in net assets resulting from operations                                    $ 25,095
                                                                                      ========

See accompanying notes to financial statements.

================================================================================

14  | USAA MANAGED ALLOCATION FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2010 (unaudited), and period ended May 31, 2010

--------------------------------------------------------------------------------

                                                                  11/30/2010        5/31/2010*
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                             $  2,513          $    834
  Net realized gain (loss) on investments                             11,907              (100)
  Change in net unrealized appreciation/depreciation of
      investments                                                     10,675            (5,822)
                                                                    --------------------------
      Increase (decrease) in net assets resulting from
          operations                                                  25,095            (5,088)
                                                                    --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                           68,347           296,458
  Cost of shares redeemed                                            (26,890)           (9,577)
                                                                    --------------------------
      Increase in net assets from capital share transactions          41,457           286,881
                                                                    --------------------------
  Net increase in net assets                                          66,552           281,793

NET ASSETS
  Beginning of period                                                281,793                 -
                                                                    --------------------------
  End of period                                                     $348,345          $281,793
                                                                    ==========================
Accumulated undistributed net investment income:
  End of period                                                     $  3,347          $    834
                                                                    ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                          6,349            28,715
  Shares redeemed                                                     (2,546)             (925)
                                                                    --------------------------
      Increase in shares outstanding                                   3,803            27,790
                                                                    ==========================

* Fund commenced operations on February 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                  FINANCIAL STATEMENTS |  15

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Managed Allocation Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to maximize total return, consisting primarily of capital appreciation. The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF), stock, corporate bond, or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

================================================================================

16  | USAA MANAGED ALLOCATION FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

      close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio

================================================================================

18  | USAA MANAGED ALLOCATION FUND

================================================================================

    of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2010, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2010, the Fund did not incur any brokerage commission recapture credits.

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's

================================================================================

20  | USAA MANAGED ALLOCATION FUND

================================================================================

funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2010, the Fund paid CAPCO facility fees of $1,000, which represents 0.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2011, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax period ended May 31, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended November 30, 2010, were $589,592,000 and $549,153,000, respectively.

As of November 30, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2010, for federal income tax purposes, were $9,139,000 and $4,286,000, respectively, resulting in net unrealized appreciation of $4,853,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager also is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the period ended November 30, 2010, there are no subadvisers. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $943,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended

================================================================================

22  | USAA MANAGED ALLOCATION FUND

================================================================================

    November 30, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $79,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2010, the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of $79,000.

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                            SIX-MONTH
                                                           PERIOD ENDED          PERIOD ENDED
                                                           NOVEMBER 30,             MAY 31,
                                                               2010                 2010***
                                                          -----------------------------------
Net asset value at beginning of period                     $  10.14                $  10.00
                                                           --------------------------------
Income from investment operations:
 Net investment income(a)                                       .09                     .05
 Net realized and unrealized gain(a)                            .80                     .09(c)
                                                           --------------------------------
Total from investment operations(a)                             .89                     .14
                                                           --------------------------------
Net asset value at end of period                           $  11.03                $  10.14
                                                           ================================
Total return (%)*                                              8.78                    1.40
Net assets at end of period (000)                          $348,345                $281,793
Ratios to average net assets:**
 Expenses (%)(b)                                                .77                     .83
 Net investment income (%)(b)                                  1.60                    1.32
Portfolio turnover (%)                                          177                      52

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

 ** For the six-month period ended November 30, 2010, average net assets were $314,055,000.

*** Fund commenced operations on February 1, 2010.

(a) Calculated using average shares for the period ended November 30, 2010, average net shares were 29,343,000.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operation.

(c) Reflects a net realized and unrealized gain per share, whereas the statement of operations reflects a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases for the Fund's shares in relation to fluctuating market values for the portfolio.

================================================================================

24  | USAA MANAGED ALLOCATION FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period of June 1, 2010, through November 30, 2010, and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  25

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                       BEGINNING            ENDING               DURING PERIOD*
                                     ACCOUNT VALUE        ACCOUNT VALUE          JUNE 1, 2010 -
                                    FEBRUARY 1, 2010     NOVEMBER 30, 2010     NOVEMBER 31, 2010
------------------------------------------------------------------------------------------------
Actual                                  $1,000.00           $1,087.80               $4.03

Hypothetical
 (5% return before expenses)             1,000.00            1,021.21                3.90

* Expenses are equal to the Fund's annualized expense ratio of 0.77%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 8.78% for the six-month period of June 1, 2010, through November 30, 2010.

================================================================================

26  | USAA MANAGED ALLOCATION FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
93924-0111                                   (C)2011, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    01/26/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/26/2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/26/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.